Net (Loss) Income Per Share and Pro Forma Net Income Per Share - Schedule of Proforma Basic And Diluted Net income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Numerator:
Net income attributable to Vital Farms, Inc. common stockholders - basic and diluted	$ 1,677	$ 5,964	$ 1,945	$ 829	$ 2,799	$ 3,058	$ 9,585	$ 6,686	$ 2,385	$ 5,797	$ (1,920)
Unaudited pro forma net income attributable to Vital Farms, Inc. common stockholders- basic and diluted									$ 2,385
Weighted average common shares outstanding:
Weighted average common shares outstanding- basic	34,044,994			25,929,923			28,664,914	26,197,567	25,897,223	25,809,665	25,795,865
Pro forma adjustment to reflect automatic conversion of redeemable convertible preferred stock as converted to common stock									8,192,876
Unaudited pro forma weighted average common shares outstanding - basic									34,090,099
Add: Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	5,066,024			3,171,785			4,482,401	2,405,387	1,826,084	1,135,883
Effect of potentially dilutive common stock warrants				177,822			128,587	163,677	154,832	120,170
Unaudited pro forma weighted average common shares outstanding - diluted									36,071,015
Basic									$ 0.07
Diluted									$ 0.07